Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of commitments relating to investment agreements for the Partnership, without including additional estimated costs
As of December 31, 2018
Period
Not later than one year	1,520

Total	1,520